Annual Total Returns - Technology Portfolio [BarChart] - 02.28 VIP Sector Funds Investor Combo PRO-20 - Technology Portfolio - VIP Technology Portfolio-Investor VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(9.92%)
Annual Return 2012	17.51%
Annual Return 2013	27.73%
Annual Return 2014	11.86%
Annual Return 2015	6.08%
Annual Return 2016	11.34%
Annual Return 2017	50.67%
Annual Return 2018	(7.73%)
Annual Return 2019	51.26%
Annual Return 2020	64.76%